UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

 (Address of Principal Executive Offices)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TFA Quantitative Fund

Class I: TFAQX

TFA Multidimensional Tactical Fund

  Class I:   TFADX

COLLABORATIVE INVESTMENT SERIES TRUST

 Annual Report

December 31, 2020

1-800-869-1679

www.tfafunds.com

TFA FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2020 (UNAUDITED)

Dear Shareholders:

I am pleased to present you with the first annual report for the TFA Quantitative Fund and the TFA Multidimensional Tactical Fund, (collectively, the “TFA Single Manager Funds”) for the period ended December 31, 2020, and what a year 2020 was.

The Single Manager Funds were launched on May 18, 2020.   From their Inception Date through December 31, 2020, the TFA Quantitative Fund returned 18.13% and the TFA Multidimensional Tactical Fund returned 12.48%.   The TFA Funds’ benchmark, the Wilshire Liquid Alternative Index, returned 9.30% during the same period.

2020 was a year that will be remembered for many years to come. The COVID-19 virus spread at record speeds which caused the world to go into hiding.  The stock market faced a dramatic selloff from late February to early April.   Fortunately, we introduced our two new single manager funds in May.  The crash caused a brief bear market but the markets reentered bull territory as stocks steadily recovered during the second half of the year through December, with the S&P500 gaining 16.26% for the year. As the pandemic spread and government officials around the world began to attempt to control the spread by forcing quarantines and the shutdown of businesses. Many Americans found themselves unemployed, and thousands of businesses closed for an unpredictable amount of time. The Federal Reserve cut interest rates to zero and the Treasury Department coordinated a massive stimulus package of forgivable loans to businesses and stimulus checks to individuals.  It took until August for the markets to get to breakeven, which made it the fastest recovery on record. The market plunge and its rebound ran in sync with America’s response to the virus. As the year went on volatility saw a sharp increase as the US presidential election drew closer, reported COVID-19 cases/deaths continued to increase and congressional economic stimulus negotiations remained in gridlock along party lines. As the election results became evident, the market recovered and resumed its upward trend towards all-time highs. Multiple vaccine rollouts and continued fiscal support continued to push the equity markets higher throughout December, in the face of slowing economic numbers.    As a result, the TFA Quantitative Fund beat its benchmark index handily while also beating the broader market.    The TFA Multidimensional Tactical Fund also beat its benchmark Index. While slightly underperforming the broader market.

In an environment like this, having a tactical strategy is more important than ever. Our tactical strategies can take advantage of the upside while helping to protect investors from the downside.

TFA FUNDS

SHAREHOLDER LETTER (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

Thank you for being a shareholder in the TFA Single Manager Funds and we wish you a healthy 2021.

Sincerely,

Drew K. Horter, President/CEO

Tactical Fund Advisors

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Performance figures represent past performance which is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance data quoted here represents past performance. For more current performance information, please call toll-free 1-800-869-1679 or visit our website, www.tfafunds.com. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment in the investment adviser has contractually agreed to reduce its fees and/or absorb expenses until at least February 28, 2021, to ensure that net annual, operating expenses of the Class A Shares and Class I Shares will not exceed 2.20% and 1.95% respectively, subject to the possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Please review the Fund prospectus for more information regarding the Fund’s fees and expenses.

TFA QUANTITATIVE FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

FUND/INDEX	SINCE INCEPTION*	VALUE
TFA Quantitative Fund	18.13%	$11,813
Wilshire Liquid Alternative IndexSM	9.30%	$10,930

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date May 18, 2020

This chart assumes an initial investment of $10,000 made on the closing of May 18, 2020 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses excluding acquired fund fees and expenses, per the March 4, 2020 prospectus, is 1.90%.

TFA MULTIDIMENSIONAL TACTICAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2020

FUND/INDEX	SINCE INCEPTION*	VALUE
TFA Multidimensional Tactical Fund	12.48%	$11,248
Wilshire Liquid Alternative IndexSM	9.30%	$10,930

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date May 18, 2020

This chart assumes an initial investment of $10,000 made on the closing of May 18, 2020 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses excluding acquired fund fees and expenses, per the March 4, 2020 prospectus, is 1.90%.

TFA QUANTITATIVE FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Money Market Funds 2.68%
Open-End Mutual Funds
97.32%

Sectors are categorized using Morningstar® classifications.

TFA MULTIDIMENSIONAL TACTICAL FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology 6.61%
Communication Services 19.64%
Money Market Funds 8.88%
Industrials 9.86%
Consumer Cyclical 6.68%
Healthcare 3.30%
Consumer Defensive 8.36%
Exchange Traded Funds 36.67%

Sectors are categorized using Morningstar® classifications.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

Shares		Value

MONEY MARKET FUNDS - 3.97%
1,635,567	First American Treasury Obligation Fund Class X 0.04% *	$ 1,635,567
7,691	Rydex Series U.S. Government Money Market Fund 0.00% *	7,691
TOTAL FOR MONEY MARKET FUNDS (Cost $1,643,258) - 3.97%		1,643,258

OPEN-END MUTUAL FUNDS - 95.98%
317,559	Rydex Series Trust - Nasdaq 100 Fund Investor Class	19,853,801
179,528	Rydex Series Trust - Nova Portfolio Fund Investor Class	19,897,094
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $38,494,309) - 95.98%		39,750,895

TOTAL INVESTMENTS, (Cost $40,137,567) - 99.95%		41,394,153

OTHER ASSETS LESS LIABILITIES, NET - 0.05%		20,083

NET ASSETS - 100.00%		$ 41,414,236

* Variable rate security; the coupon rate shown represents the yield as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

Shares		Value

COMMON STOCKS - 45.91%

Beverages - 3.53%
12,900	PepsiCo, Inc.	$ 1,913,070

Cable & Other Pay Television Services - 5.54%
2,270	Charter Communications, Inc. Class A *	1,501,718
28,600	Comcast Corp. Class A	1,498,640
		3,000,358
Computer Storage Devices - 2.84%
27,800	Western Digital Corp.	1,539,842

Food & Kindred Products - 3.51%
32,500	Mondelez International, Inc. Class A	1,900,275

Radio & TV Broadcasting & Communications Equipment - 2.73%
9,700	Qualcomm, Inc.	1,477,698

Railroads, Line-Haul Operating - 2.77%
16,500	CSX Corp.	1,497,375

Retail-Catalog & Mail-Order Houses - 2.85%
473	Amazon.com, Inc. *	1,540,528

Services-Computer Processing & Data Preparation - 2.77%
8,500	Automatic Data Processing, Inc.	1,497,700

Services-Computer Programming, Data Processing, Etc. - 5.51%
859	Alphabet, Inc. Class A	1,505,518
5,400	Facebook, Inc. Class A *	1,475,064
		2,980,582
Services-Prepackaged Software - 2.76%
7,200	Take-Two Interactive Software, Inc. *	1,496,088

Television Broadcasting Stations - 2.75%
51,500	Fox Corp. Class B	1,487,320

Transportation Services - 2.79%
678	Booking Holdings, Inc. *	1,510,089

Trucking (No Local) - 2.78%
11,000	JB Hunt Transportation Services, Inc.	1,503,150

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 2.78%
22,500	Henry Schein, Inc. *	1,504,350

TOTAL FOR COMMON STOCKS (Cost $23,540,314) - 45.91%		24,848,425

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2020

Shares		Value

EXCHANGE TRADED FUNDS - 30.92%
21,800	iShares 1-3 Year Treasury Bond ETF	$ 1,883,084
11,200	iShares 3-7 Year Treasury Bond ETF	1,489,376
12,400	iShares 7-10 Year Treasuty Bond ETF	1,487,380
9,400	iShares 20+ Year Treasury Bond ETF	1,482,662
12,401	iShares Agency Bond ETF	1,482,539
17,000	iShares iBoxx $ High Yield Corporate Bond ETF	1,484,100
10,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,491,804
12,800	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,483,648
13,482	iShares MBS ETF	1,484,773
11,600	iShares Tips Bond ETF	1,480,740
47,500	SPDR Bloomberg Barclays International Treasury Bond ETF	1,483,425
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $16,705,745) - 30.92%		16,733,531

MONEY MARKET FUNDS - 7.48%
4,050,000	Fidelity Government Portfolio Class I 0.05%** (a)	4,050,000
TOTAL FOR MONEY MARKET FUNDS (Cost $4,050,000) - 7.48%		4,050,000

TOTAL INVESTMENTS (Cost $44,296,059) - 84.31%		45,631,956

OTHER ASSETS LESS LIABILITIES, NET - 15.69%		8,491,722

NET ASSETS - 100.00%		$ 54,123,678

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2020.

(a) All or a portion of this security is held as collateral. Total value of collateral is $4,050,000 representing 7.48% of net assets.

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund
Assets:
Investments in Securities at Value (Cost $40,137,567 and $44,296,059, respectively)	$ 41,394,153	$ 45,631,956
Deposit with Broker for Securities Sold Short	-	112,386
Receivables:
Dividends and Interest	48	33,011
Shareholder Subscriptions	72,535	62,791
Portfolio Securities Sold	-	15,932,762
Prepaid Expenses	13,385	13,384
Total Assets	41,480,121	61,786,290
Liabilities:
Payables:
Administrative Fees	7,107	9,432
Due to Advisor	46,198	60,916
Portfolio Securities Purchased	-	4,454,640
Due to Custodian	820	3,123,003
Transfer Agent and Accounting Fees	3,863	3,653
Shareholder Redemptions	423	1,015
Trustee Fees	521	521
Accrued Expenses	6,953	9,432
Total Liabilities	65,885	7,662,612

Net Assets	$ 41,414,236	$ 54,123,678

Net Assets Consist of:
Paid In Capital	$ 37,129,719	$ 51,513,592
Distributable Earnings	4,284,517	2,610,086
Net Assets	$ 41,414,236	$ 54,123,678

Class I:

Net Assets	$ 41,414,236	$ 54,123,678
Shares outstanding (unlimited number of shares authorized with no par value)	3,667,081	5,047,799
Net Asset Value Per Share	$ 11.29	$ 10.72

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

STATEMENTS OF OPERATIONS

For the period (a) ended through DECEMBER 31, 2020

	TFA Quantitative Fund	TFA Multidimensional Tactical Fund
Investment Income:
Dividends	$ 55,245	$ 342,909
Interest	464	2,920
Total Investment Income	55,709	345,829

Expenses:
Advisory Fees	288,083	343,679
Administration Fees	78,864	93,471
Transfer Agent and Accounting Fees	27,557	26,647
Audit Fees	14,500	14,500
Registration Fees	8,984	9,267
Legal Fees	7,103	9,071
Custody Fees	5,341	7,790
Shareholder Servicing Fees	23,970	27,026
Trustee Fees	1,730	1,730
Printing and Mailing Expense	2,065	2,475
Interest on Securities Sold Short	-	4,901
Miscellaneous Fees	2,426	2,359
Total Expenses	460,623	542,916
Less Fees Waived by the Administrator	(34,000)	(40,000)
Net Expenses	426,623	502,916

Net Investment Loss	(370,914)	(157,087)

Realized Gain (Loss) on:
Investments	4,038,748	4,037,915
Capital Gain Distributions from Registered Investment Companies	1,254,069	-
Securities Sold Short	-	7,063
Net Realized Gain on Investments and Securities Sold Short	5,292,817	4,044,978

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,256,586	1,335,897
Net Change in Unrealized Appreciation on Investments	1,256,586	1,335,897

Realized and Unrealized Gain on Investments and Securities Sold Short	6,549,403	5,380,875

Net Increase in Net Assets Resulting from Operations	$ 6,178,489	$ 5,223,788

(a) The Funds commenced investment operations on May 18, 2020.

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended *
12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (370,914)
Net Realized Gain on Investments	5,292,817
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,256,586
Net Increase in Net Assets Resulting from Operations	6,178,489

Distributions to Shareholders from:
Class I	(1,893,972)
Total Distributions	(1,893,972)

Capital Share Transactions:
Proceeds from Shares Sold	45,583,540
Proceeds from Reinvestment of Distributions	1,893,839
Cost of Shares Redeemed	(10,347,660)
Net Increase from Capital Shares Transactions	37,129,719

Total Increase	41,414,236

Net Assets
Beginning of Period	-

End of Period	$ 41,414,236

 * For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended *
12/31/2020
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (157,087)
Net Realized Gain on Investments	4,037,915
Net Realized Gain on Securities Sold Short	7,063
Net Change in Unrealized Appreciation on Investments	1,335,897
Net Increase in Net Assets Resulting from Operations	5,223,788

Distributions to Shareholders from:
Class I	(2,613,703)
Total Distributions	(2,613,703)

Capital Share Transactions:
Proceeds from Shares Sold	59,965,114
Proceeds from Reinvestment of Distributions	2,613,541
Cost of Shares Redeemed	(11,065,062)
Net Increase from Capital Shares Transactions	51,513,593

Total Increase	54,123,678

Net Assets
Beginning of Period	-

End of Period	$ 54,123,678

* For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	For the
	Period Ended (a)
	12/31/2020

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss * (d)	(0.11)
Net Gain on Securities (Realized and Unrealized)	1.92
Total from Investment Operations	1.81

Distributions:
Net Investment Income	-
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$ 11.29

Total Return **	18.13%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 41,414
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.06%	(b)
Ratio of Net Investment Loss to Average Net Assets (d)	(1.83)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (e)(f)	1.91%	(b)
Ratio of Net Investment Loss to Average Net Assets (d) (f)	(1.68)%	(b)
Portfolio Turnover	963.53%	(c)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f) The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA MULTIDIMENSIONAL TACTICAL FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	For the
	Period Ended (a)
	12/31/2020

Net Asset Value at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss * (e)	(0.04)
Net Gain on Securities (Realized and Unrealized)	1.28
Total from Investment Operations	1.24

Distributions:
Net Investment Income	-
Realized Gains	(0.52)
Total from Distributions	(0.52)

Net Asset Value, at End of Period	$ 10.72

Total Return **	12.48%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 54,124
Before Waivers
Ratio of Expenses to Average Net Assets (d)(f)	2.04%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)	(0.75)%	(b)
After Waivers
Ratio of Expenses to Average Net Assets (d)(f)(g)	1.89%	(b)
Ratio of Net Investment Loss to Average Net Assets (e)(g)	(0.60)%	(b)
Portfolio Turnover	934.35%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) For the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(b) Annualized.

(c) Not Annualized.

(d) Includes interest expense on securities sold short of 0.02% for the period May 18, 2020 (commencement of investment operations) through December 31, 2020.

(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

(f) Does not include expenses of the investment companies in which the Fund invests.

(g) The Administrator has voluntarily waived 0.15% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

1.  ORGANIZATION

The TFA Quantitative Fund (“Quantitative Fund”) and the TFA Multidimensional Tactical Fund (“Multidimensional Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated July 26, 2017 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Funds are each one of multiple series currently authorized by the Trust. The investment adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). The sub-adviser to the Quantitative Fund is Potomac Advisors, Inc.  and the sub-adviser to the Multidimensional Fund is Preston Wealth Advisors, LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.  Currently, Class A shares are not issued for either Fund.

The investment objective of each Fund is to seek capital growth.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of each Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on each Fund’s 2020 tax returns. The Funds identify their major tax jurisdiction as U.S. federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended December 31, 2020, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

SHORT SALES: The Multidimensional Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend or interest expense.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and exchange traded funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are generally priced at the ending NAV per share provided by the service agent of the fund.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2020, by major security type:

Quantitative Fund
Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Open-End Mutual Funds	$ 39,750,895	$ -	$ -	$ 39,750,895
Money Market Funds *	1,643,258	-	-	1,643,258
Total	$ 41,394,153	$ -	$ -	$ 41,394,153

Multidimensional Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 24,848,425	$ -	$ -	$ 24,848,425
Exchange Traded Funds	16,733,531	-	-	16,733,531
Money Market Fund	4,050,000	-	-	4,050,000
Total	$ 45,631,956	$ -	$ -	$ 45,631,956

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

During the period ended December 31, 2020, there were no transfers between Level 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of each Fund. The Adviser delegates day-to-day management of the Funds assets to the Sub-Advisers. The Adviser is responsible for the overall management of the Funds, supervision of the Sub-Advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Funds, pays each Sub-Adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.20% of the average daily net assets attributable to the Class A shares and 1.95% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

For the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Adviser earned $288,083 in advisory fees from the Quantitative Fund.  At December 31, 2020, the Quantitative Fund owed the Adviser $46,198 for advisory fees.

For the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Adviser earned $343,679 in advisory fees from the Multidimensional Fund.  At December 31, 2020, the Fund owed the Adviser $60,916 for advisory fees.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust. See the Trustee and Officer table for more information.

For the period May 18, 2020 (commencement of investment operations) through December 31, 2020, CFS earned $78,864 for administration services from the Quantitative Fund, and voluntary waived $34,000. At December 31, 2020, the Quantitative Fund owed CFS $7,107.

For the period May 18, 2020 (commencement of investment operations) through December 31, 2020, CFS earned $93,471 for administration services Multidimensional Fund, and voluntary waived $40,000. At December 31, 2020, the Fund owed CFS $9,432.

TRANSFER AGENT AND FUND ACCOUNTANT: Brandon Pokersnik, the Funds’ CCO and Secretary is an employee of Mutual Shareholder Services, LLC (“MSS”), the Funds’ transfer agent and fund accountant.  MSS receives an annual fee from the Funds of $11.50 per shareholder for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund.

5.  DISTRIBUTION (12B-1) PLAN AND SHAREHOLDER SERVICING FEES

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates Arbor Court for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  Currently the Distribution Plan is not activated.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

Shareholder servicing fees may be in addition to the Rule 12b-1 fees and any sales charges. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Certain administrative fees, such as sub-transfer agency or sub-administrative fees, may be payable by a Fund. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.

6.  INVESTMENT TRANSACTIONS

Quantitative Fund

For the period ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Quantitative Fund aggregated $297,390,158 and $262,926,905, respectively.

Multidimensional Fund

For the period ended December 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Multidimensional Fund aggregated $360,965,335 and $324,757,190, respectively.

7.  CAPITAL SHARE TRANSACTIONS

At December 31, 2020, there were unlimited shares authorized at no par value for the Funds.

The following table summarizes transactions in capital for the period:

	May 18, 2020 (commencement of investment operations) through December 31, 2020
Quantitative Fund
Class I
	Shares	Amount
Shares Sold	4,466,041	$ 45,583,540
Shares Reinvested	168,191	1,893,839
Shares Redeemed	(967,151)	(10,347,660)
Net Increase	3,667,081	$ 37,129,719

	May 18, 2020 (commencement of investment operations) through December 31, 2020
Multidimensional Fund
Class I
	Shares	Amount
Shares Sold	5,852,152	$ 59,965,114
Shares Reinvested	245,865	2,613,541
Shares Redeemed	(1,050,218)	(11,065,062)
Net Increase	5,047,799	$ 51,513,593

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

8.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.  TAX MATTERS

Quantitative Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2020 is $40,255,039. As of December 31, 2020, the gross unrealized appreciation on a tax basis totaled $1,256,586 and the gross unrealized depreciation totaled $117,471 for a net unrealized appreciation of $1,139,115.

Multidimensional Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2020 is $44,952,114. As of December 31, 2020, the gross unrealized appreciation on a tax basis totaled $1,353,384 and the gross unrealized depreciation totaled $561,156 for a net unrealized appreciation of $792,228.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Quantitative Fund paid a short-term capital gain distribution of $0.52172 per share for a total of $1,893,972.

During the period May 18, 2020 (commencement of investment operations) through December 31, 2020, the Multidimensional Fund paid a short-term capital gain distribution of $0.52394 per share for a total of $2,613,703.

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2020, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Quantitative Fund
Undistributed Capital Gains	$ 997,899
Undistributed Ordinary Income	2,147,503
Net unrealized appreciation	1,139,115
Total	$ 4,284,517

Multidimensional Fund
Undistributed Ordinary Income	$ 1,817,858
Net unrealized appreciation	792,228
Total	$ 2,610,086

As of December 31, 2020, there were no permanent book/tax differences for the Funds.

TFA FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2020

10.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2020, TD Ameritrade, Inc. held 92% of the voting securities of the Quantitative Fund, and 90% of the voting securities of the Multidimensional Fund and may be deemed to control the Funds.

11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has concluded these changes do not have a material impact on the Funds’ financial statements and disclosures.

12. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Quantitative Fund currently invests a significant portion of its assets in the Rydex Series Trust – Nasdaq 100 Fund Investor Class and Nova Portfolio Fund Investor Class (“Rydex”). The Quantitative Fund may redeem its investment from Rydex at any time if the Adviser determines that it is in the best interest of the Quantitative Fund and their shareholders to do so. The performance of the Quantitative Fund will be directly affected by the performance of Rydex. The financial statements of the Rydex, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Quantitative Fund’s financial statements. As of December 31, 2020, the percentage of the Quantitative Fund’s net assets invested in Rydex Series Trust – Nasdaq 100 Fund Investor Class and Nova Portfolio Fund Investor Class  was 47.94% and 48.04%, respectively.

13.  SUBSEQUENT EVENTS

On February 19, 2021, the Board of Trustees of the Trust approved the reorganization of each Fund into a new series of Tactical Investment Series Trust, subject to the approval of each Fund’s shareholders.

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no other events requiring disclosure or recognition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of TFA Quantitative Fund and TFA Multidimensional Tactical Fund and Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TFA Quantitative Fund and TFA Multidimensional Tactical Fund (the “Funds”), each a series of Collaborative Investment Series Trust, as of December 31, 2020, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period May 18, 2020 (commencement of investment operations) through December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of their operations, changes in net assets, and the financial highlights for the period May 18, 2020 (commencement of investment operations) through December 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

March 1, 2021

TFA FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2020 (UNAUDITED)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, July 1, 2020 through December 31, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Quantitative Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,171.94	$10.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.53	$9.75

* Expenses are equal to the Fund's annualized expense ratio of 1.92%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Multidimensional Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2020	December 31, 2020	July 1, 2020 to December 31, 2020

Actual	$1,000.00	$1,113.70	$10.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TFA FUNDS

TRUSTEES & OFFICERS

DECEMBER 31, 2020 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012.	18	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	18	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013.	18	None
Ronald Young Jr. Year of Birth: 1974	None	Indefinite/ March 2020 - Present	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	18	None

The Funds' SAI references additional information about the Trustees and is available free of charge, upon request, by calling toll free at 1-800-869-1679.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

TFA FUNDS

TRUSTEES & OFFICERS (CONTINUED)

DECEMBER 31, 2020 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC.	18	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	18	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012.	N/A	N/A

1 Brandon Lacoff and Gregory Skidmore are both considered "Interested" Trustees as defined in the 1940 Act, as amended, because of their ownership in Collaborative Fund Services, LLC, the Trust's administrator.

2The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

TFA FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2020 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended December 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

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This Page Was Left Blank Intentionally

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Potomac Advisors, Inc.

Preston Wealth Advisors, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank N.A.

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of TFA Quantitative Fund and TFA Multidimensional Tactical Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2020

$ 22,000

(b) Audit-Related Fees

Registrant

FY 2020

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2020

$ 6,000

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2020

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2020

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 2, 2021

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  March 2, 2021